REVENUES (Tables)	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Changes in Advances from Customers
The following table presents the significant changes in the advances from customers balance during the six months ended June 30, 2019:

Six months ended June 30, 2019
Unaudited
Balance, beginning of the period	$727
New performance obligations	224
Reclassification to revenue as a result of satisfying performance obligation	(84)
Balance, end of the period	$867

Schedule of Contract Assets and Liabilities
The following table summarizes our contract assets and liabilities balances:

2019
Unaudited

Contract assets at January 1, 2019	$899
Contract assets at June 30, 2019	$1,396

Change in contract assets - increase	$497

Contract liabilities at January 1, 2019	$366
Contract liabilities at June 30, 2019	$554

Change in contract liabilities - increase	$188

Net change	$309